Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 13,178,018	¥ 12,912,293
Liabilities	7,494,495	7,735,116
Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	249,320	247,592
Liabilities	42,373	127,554
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	6,074	12,116
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	30,455	84,975
Fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	5,844	27,770
Fair value | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		2,693
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,141	62,594
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	22,749	1,506
Fair value | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,409	12,176
Fair value | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,052	800
Fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	26,852	25,446
Fair value | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,665
Fair value | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	148,451	145,070
Fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	84,188	92,602
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Fair value | Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	84,188	92,602
Fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	62,556	64,100
Liabilities	36,529	97,091
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	6,074	12,116
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	30,455	84,975
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,141	62,594
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	22,749	1,506
Fair value | Level 2 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,665
Fair value | Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	102,576	90,890
Liabilities	5,844	30,463
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	5,844	27,770
Fair value | Level 3 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		2,693
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,409	12,176
Fair value | Level 3 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,052	800
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	26,852	25,446
Fair value | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Fair value | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 64,263	¥ 52,468